LOANS AND BORROWINGS - Long-term borrowings secured (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loans and Borrowings
Assets to secure long-term loans and borrowings	¥ 4,939,011	¥ 3,743,751
Weighted average interest rates of long-term borrowings	6.73%	7.40%
Accounts receivable
Loans and Borrowings
Assets to secure long-term loans and borrowings	¥ 743,031	¥ 508,847
Property and equipment, net
Loans and Borrowings
Assets to secure long-term loans and borrowings	2,918,670	2,493,872
Prepaid land use rights, net
Loans and Borrowings
Assets to secure long-term loans and borrowings	678,190	¥ 741,032
Operating lease ROU assets
Loans and Borrowings
Assets to secure long-term loans and borrowings	¥ 599,120